Stockholders' Equity (Details Narrative)										3 Months Ended		12 Months Ended
	Apr. 25, 2014 USD ($) $ / shares shares	Mar. 06, 2014 USD ($) $ / shares shares	Feb. 03, 2014 USD ($) Bonifide shares	Dec. 27, 2013 shares	Dec. 27, 2013 shares	Oct. 29, 2013 USD ($) shares	Oct. 22, 2013 USD ($) $ / shares shares	Jun. 15, 2013 shares	Mar. 15, 2013 shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Jan. 24, 2015 shares	Nov. 20, 2013 shares
Preferred stock, par value | $ / shares										$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized				1,000,000	1,000,000					1,000,000		1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value | $ / shares										$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized				50,000,000	50,000,000					50,000,000		50,000,000	50,000,000
Common stock, voting rights												Each share entitles the holder to one vote
Issuance of common stock for services, shares								4,000	4,000
Grant date fair value of common shares issued | $										$ 19,734		$ 163,646	$ 48,239
Process from private placement | $						$ 9,000,000				$ 2,941,960	$ (109,104)
Offering cost | $												1,000,000
Offering cost incurred | $												110,000
Number of register for resale							3,216,171
Percentage of liquidated damages in cash equal						1.50%				1.50%
Cash payments | $						$ 81,489				$ 52,500		$ 910,000
Number of common stock shares reserved															360,000
Number of shares avaliable for isssuance										281,773		260,000			1,600,000
Common stock reverse stock split				1-for-5	ratio of 1-for-5
Fair value of stock price | $ / shares										$ 5.20
Volatility, minimum												27.00%
Volatility, maximum												31.00%
Risk-free interest rate, minimum												1.57%
Risk-free interest rate, maximum												1.72%
Dividend yield												0.00%	0.00%
Common stock exercise price per share | $ / shares										$ 28.05		$ 35.00	$ 21.75
Stock options granted												1,012,745	66,311
Nonvested stock option												476,828	150,037
Accredited investors providing for the sale | $										$ 3,500,960
Per share price | $ / shares										$ 5.10
Warrants issued to share acquire										547,026
Warrants exercisable price per share | $ / shares										$ 6.40
Amortized stock option expense | $										$ 364,576	$ 18,106
Share based compensation expense unvested stock options granted to employees and consultants | $										338,105
Offering costs | $										559,000
Payment to private placement | $										$ 350,000
Stock option vested period										1 year 7 months 6 days
Equity Incentive Plan [Member]
Number of common stock shares reserved												360,000
Common stock reverse stock split												1-for-5 reverse stock split.
Percentage of option grants and/or restricted shares for more than shares subject to Plan												20.00%
Nonqualified Directors [Member]
Number of shares issued during period		12,000
Common stock exercise price per share | $ / shares		$ 41.50
Weighted average grant date fair value | $		$ 149,160
Other Nonqualified Directors [Member]
Number of shares issued during period	12,000
Common stock exercise price per share | $ / shares	$ 32.40
Weighted average grant date fair value | $	$ 315,720
Nonqualified Stock Option [Member]
Number of shares issued during period													2,000
Common stock exercise price per share | $ / shares													$ 21.75
Weighted average grant date fair value | $												$ 29,832	$ 25,900
Minimum [Member]
Expected term												5 years	6 years 3 months 18 days
Estimated forfeiture rate												0.02%
Maximum [Member]
Expected term												7 years	10 years
Estimated forfeiture rate												0.01%
Maximum [Member] | Nonqualified Stock Option [Member]
Number of shares issued during period													31,200
Common stock exercise price per share | $ / shares													$ 21.75
Weighted average grant date fair value | $													$ 80,808
Warrant [Member]
Expected term												5 years
Volatility, minimum												30.30%
Volatility, maximum												51.40%
Risk-free interest rate, minimum												0.71%
Risk-free interest rate, maximum												0.90%
Dividend yield												0.00%
Number of warrants exercised												(38,594)
Number of cashless common stock shares												28,477
Warrant [Member] | Minimum [Member]
Fair value of stock price | $ / shares												$ 5.00
Warrant [Member] | Maximum [Member]
Fair value of stock price | $ / shares												$ 17.50
Senior Convertible Notes [Member]
Convertible promissory note | $						$ 1,700,000
Debt converted into stock						780,000
Mr. Kavanaugh [Member]
Issuance of common stock for services, shares			80,000
Shares issued to employees			840,000							322,067	592,300
Shares vested and expected to vest			70,000
Grant date fair value of common shares issued | $			$ 3,080,000
Share were cancelled during period			30,000
Mr. Kavanaugh [Member] | Award Vested Immediately Upon Execution of Consulting Agreement [Member]
Shares vested and expected to vest			10,000
Mr. Kavanaugh [Member] | Award Vested On May 3, 2014 [Member]
Shares vested and expected to vest			10,000
Mr. Kavanaugh [Member] | Award Vested On August 3, 2014 [Member]
Shares vested and expected to vest			10,000
Mr. Kavanaugh [Member] | Award Vested On November 3, 2014 [Member]
Shares vested and expected to vest			10,000
Mr. Kavanaugh [Member] | Award Vested In Quarterly Installment From November 3, 2014 [Member]
Shares vested and expected to vest			10,000
Knight Global [Member]
Number of bona fide opportunities | Bonifide			6
Consulting Agreement, term												2 years
Commissions payable in cash, percentage of "net sales"												6.00%
Knight Global [Member] | Termination of Consulting Agreement [Member]
Shares vested and expected to vest														10,000
Knight Global [Member] | Termination of Consulting Agreement [Member] | January 24, 2015 [Member]
Stock-based compensation expense | $												$ 322,067
Shares vested and expected to vest												10,000
Officers And Directors [Member]
Process from private placement | $							$ 10,000,000
Number of shares issued for private placements							666,668
Equity issuance price per share | $ / shares							$ 15.00
Nonqualified Stock Option [Member]
Number of shares issued during period												2,400
Common stock exercise price per share | $ / shares												$ 8.30
Selling, General and Administrative Expenses [Member]
Stock-based compensation expense | $													$ 87,000
Selling, General and Administrative Expenses [Member] | Knight Global [Member]
Stock-based compensation expense | $												$ 1,602,933